Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 42,553
2013	34,849
2014	86,089
2015	63,690
2016	35,314
Thereafter	1,215,841
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2012	367
2013	367
2014	365
2015	368
2016	366
Thereafter	4,944
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2012	2,177
2013	2,469
2014	2,336
2015	2,292
2016	2,206
Thereafter	18,550
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2012	805
2013	819
2014	836
2015	864
2016	884
Thereafter	8,590
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2012	2,105
2013	2,173
2014	2,247
2015	2,325
2016	2,397
Thereafter	15,346
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2012	233
2013	21,839
2014	27,246
2015	258
2016	11,065
Thereafter	499,585
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2012	31,447
2013	499
2014	51,604
2015	44,069
2016	16,817
Thereafter	526,824
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015	12,000
2016
Thereafter	51,253
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2012	1,115
2013	447
2014	379
2015	409
2016	442
Thereafter	26,203
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2012	244
2013	349
2014	376
2015	405
2016	437
Thereafter	32,146
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2012	4,060
2013	5,887
2014	700
2015	700
2016	700
Thereafter	26,400
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015
2016
Thereafter	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%